September 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds (the “Trust”)

(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated August 29, 2018 for Oil Equipment & Services UltraSector Profund, as filed under Rule 497 on August 29, 2018 (SEC Accession No. 0001193125-18-261901).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl A. Ardin
Cheryl A. Ardin
Associate Counsel